Fixed assets	12 Months Ended
Dec. 31, 2020
Other intangible assets and property, plant and equipment [abstract]
Fixed assets

Note 9    Fixed assets

9.1    Gains (losses) on disposal of fixed assets

(in millions of euros)	2020	2019	2018
Transfer price	444	610	224
Net book value of assets sold	(223)	(307)	(44)
Proceeds from the disposal of fixed assets (1)	221	303	180

(1)	In 2020, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 143 million euros (195 million euros as December 31, 2019) and mainly comprise property asset disposals in France as well as mobile site disposals in Spain. These transactions fall within the context of the Group asset portfolio review.

9.2    Depreciation and amortization

(in millions of euros)

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plant and equipment

(in millions of euros)

Accounting policies

Assets are amortized to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

9.3    Impairment of fixed assets

(in millions of euros)	2020	2019	2018
France	(15)	—	—
International Carriers & Shared Services	(7)	—	—
Poland	(7)	(12)	1
Niger	—	—	(43)
Egypt	1	89	(4)
Other	(2)	(4)	(2)
Total of impairment of fixed assets	(30)	73	(49)

The impairment of fixed assets resulting from impairment tests on Cash-Generating Units (CGUs) are described in Note 8.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

The key assumptions and sources of sensitivity used in the assessment of the recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated activities (see Note 8.3), which affect the revenue base and potentially the level of brand royalties.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.2%	1.1%	1.2%
Post-tax discount rate	6.9%	7.4%	7.4%
Pre-tax discount rate	8.3%	8.8%	8.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash flow independent of the cash flows generated by Cash-Generating Units. The recoverable amount is therefore determined at the level of the CGU (or group of CGUs) to which the assets belong, according to a method similar to that described for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties (and included in the business plan) discounted in perpetuity, less the costs attributable to the brand’s owner.

9.4    Other intangible assets

(in millions of euros)	December 31, 2020				December 31,	December 31,
					2019	2018
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	12,168	(5,800)	(46)	6,322	6,043	5,917
Software	13,149	(8,842)	(19)	4,288	4,250	4,046
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,099	(121)	(899)	78	88	89
Customer bases	5,265	(4,785)	(11)	469	597	449
Other intangible assets	2,564	(1,543)	(177)	844	626	439
Total	37,378	(21,090)	(1,152)	15,135	14,737	14,073

(in millions of euros)	2020	2019	2018
Net book value of other intangible assets - in the opening balance	14,737	14,073	14,339
Acquisitions of other intangible assets	2,935	2,385	1,895
o/w telecommunications licenses (1)	969	519	200
Impact of changes in the scope of consolidation (2)	31	328	69
Disposals	(4)	(10)	(0)
Depreciation and amortization	(2,309)	(2,286)	(2,256)
Impairment (3)	(24)	88	(10)
Translation adjustment	(176)	106	7
Reclassifications and other items	(55)	52	29
Net book value of other intangible assets - in the closing balance	15,135	14,737	14,073

(1)	Relates in 2020 to the acquisition of the 5G license for 875 million euros in France and in Slovakia for 37 million euros. In 2019, related to licenses for 296 million euros in Spain, for 119 million euros in Burkina Faso and for 82 million euros in Guinea. In 2018, related to the acquisition of the 5G license for 142 million euros in Spain.
(2)	In 2019, mainly relates to the effects of SecureLink and SecureData acquisition (see Note 4.2).
(3)	Includes impairment detailed in Note 8.1.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets relate to labor expenses and amounted to 405 million euros in 2020, 389 million euros in 2019 and 382 million euros in 2018.

Information on telecommunications licenses at December 31, 2020

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)			Residual
	Gross value	Net book value	useful life (1)
5G	875	870	14.9
LTE (4 licenses) (2)	2,180	1,596	10.8 to 15.9
UMTS (2 licenses)	914	159	0.7 and 9.4
GSM	266	3	0.5
France	4,235	2,628
5G (2 licenses)	459	459	10.0 and 17.9
LTE (3 licenses)	529	328	10.0 to 10.3
GSM (2 licenses)	285	123	10.0
Spain	1,273	910
LTE (3 licenses)	745	494	7.0 to 10.1
UMTS (2 licenses)	365	43	3.0
GSM (2 licenses)	131	45	6.6 and 8.5
Poland	1,241	582
LTE	413	317	11.0
UMTS	142	46	11.0
GSM (2 licenses)	401	114	11.0
Egypt	956	477
LTE	60	47	14.2
UMTS	28	11	11.5
GSM	744	170	10.3
Morocco	832	228
LTE	184	101	8.3
UMTS	91	50	8.3
GSM	292	120	8.3
Romania	567	271
LTE	82	51	9.4
UMTS (3 licenses)	132	73	4.2 to 12.3
GSM	177	87	8.0
Jordan	391	211
LTE (2 licenses)	140	90	6.4 and 12.9
UMTS	149	2	0.3
GSM	76	2	0.2
Belgium	365	94
5G (2 licenses)	37	37	4.5 and 19.5
LTE	76	44	8.9
UMTS (2 licenses)	46	12	1.6 to 5.4
GSM	66	15	4.7
Slovensko	225	108
Other	2,083	813
Total	12,168	6,322

(1)	In number of years, at December 31, 2020.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Accounting policies

Intangible assets mainly consist of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements are booked under other intangible assets and give right to charge users of the public service (see Note 5.1).

9.5    Property, plant and equipment

(in millions of euros)	December 31, 2020				December 31,	December 31,
					2019	2018
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Networks and terminals	90,991	(64,999)	(167)	25,825	25,137	23,962
Land and buildings	7,295	(5,067)	(210)	2,018	2,026	2,479
IT equipment	3,942	(3,140)	(0)	801	803	817
Other property, plant and equipment	1,687	(1,251)	(6)	431	456	435
Total property, plant and equipment	103,915	(74,456)	(384)	29,075	28,423	27,693

(in millions of euros)	2020	2019	2018
Net book value of property, plant and equipment - in the opening balance	28,423	27,693	26,665
IFRS 16 transition impact (1)	—	(574)	—
Net book value of property, plant and equipment - including IFRS 16 transition impact	28,423	27,119	26,665
Acquisitions of property, plant and equipment	5,848	6,181	5,883
o/w finance leases	—	—	136
o/w financed assets	241	144	—
Impact of changes in the scope of consolidation (2)	0	(52)	63
Disposals and retirements	(154)	(164)	(44)
Depreciation and amortization	(4,880)	(4,838)	(4,791)
o/w fixed assets	(4,825)	(4,824)	(4,791)
o/w financed assets	(55)	(14)	—
Impairment (3)	(6)	(15)	(39)
Translation adjustment	(319)	115	(27)
Reclassifications and other items	164	78	(17)
Net book value of property, plant and equipment - in the closing balance	29,075	28,423	27,693

(1)	Following IFRS 16 application as of January 1, 2019, financial lease contracts have been reclassified in right-of-use assets.
(2)	Mainly relates in 2019 to the disposal of Orange Niger. In 2018, mainly related to Basefarm entities acquisition (see Note 4.2).
(3)	Includes impairment detailed in Note 8.1.

Financed assets

Financed assets include as of December 31, 2020 the set-up boxes in France which are financed by an intermediary bank: they meet the standard criterion of a tangible asset according to IAS 16. The debts associated to these financed assets are presented in financial liabilities and are included in the definition of the net financial debt.

Property, plant and equipment held under finance leases

Property, plant and equipment held under finance leases amounted to 574 million euros at December 31, 2018, of which 423 million euros related to “Land and buildings”, 115 million euros to “Networks and terminals” and 36 million euros related mainly to “IT equipment”.

Internal costs capitalized as property, plant and equipment

Internal costs capitalized as property, plant and equipment relate to labor expenses and amounted to 462 million euros in 2020, 459 million euros in 2019 and 460 million euros in 2018.

Accounting policies

Property, plant and equipment are made up of tangible fixed assets and financed assets. They mainly comprise network facilities and equipment.

The gross value of property, plants and equipment is made up of their acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling, removing and restoring the site occupied due to the obligation incurred by the Group.

The roll-out of assets by stage, especially for network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the optical fiber network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled-out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the terminal section of networks is classified as a joint operation in accordance with IFRS 11 “Partnerships”: Orange only recognizes as an asset its share of the network assets self-built or purchased to other co-financing operators.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active equipment or even spectrum.

As a reminder, before applying IFRS 16, the accounting principles related to the assets acquired in form of finance lease and in operating lease were the following:

The assets acquired in form of finance lease did not affect the cash flow on acquisition. However, the subsequent rental payments during the leasing period represented interest payments (cash flow on operating activities) and capital repayments (cash flow on financing activities).

The majority of the assets held under finance lease were office and network buildings. The land and buildings hosting radio sites could belong to the Group, or be held through a finance lease, or be available under an operating lease or be simply made available.

The lease agreements of office buildings and points of sale generally were qualified as operating leases and the future lease payments were disclosed as unrecognized contractual commitments.

Simultaneously the equipment, very often generic, of which the risks and rewards of ownership are transferred from the Group to third parties via a lease, was considered as sold.

9.6    Fixed assets payables

(in millions of euros)	2020	2019	2018
Fixed assets payable in the opening balance	3,665	3,447	3,656
Business related variations(1)	1,002	200	(230)
Changes in the scope of consolidation	(0)	(14)	0
Translation adjustment	(50)	29	8
Reclassifications and other items	23	3	13
Fixed assets payable in the closing balance	4,640	3,665	3,447
o/w long-term fixed assets payable	1,291	817	612
o/w short-term fixed assets payable	3,349	2,848	2,835

(1)	Includes 725 million euros in 2020 for the acquisition of the 5G license in France.

Accounting policies

These payables are generated from trading activities. The payment terms can be over several years in the case of infrastructure roll-out and license acquisition. The payables due in more than 12 months are presented in non-current items. For payables without specified interest rates, they are measured at nominal value if the interest component is immaterial. For interest bearing payables, the measurement is at amortized cost.

Trade payables also include those that the supplier may have sold with or without notifying financial institutions in a direct or reverse factoring arrangement (see Note 6.6).

Firm purchase commitments are disclosed as unrecognized contractual commitments(see Note 16), net of any prepayment, which are recognized as prepayment on fixed assets.

9.7    Dismantling provisions

The asset dismantling obligations mainly relate to restoration of mobile telephony antenna sites, dismantling of telephone poles, treatment of electrical and electronic equipment waste and dismantling of telephone booths.

(in millions of euros)	2020	2019(1)	2018
Dismantling provisions - in the opening balance	827	776	789
Provision reversal with impact on income statement	(0)	(0)	—
Discounting with impact on income statement	2	5	13
Utilizations without impact on income statement	(12)	(24)	(15)
Changes in provision with impact on assets (2)	79	67	(19)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(10)	2	(3)
Reclassifications and other items	16	2	11
Dismantling provisions - in the closing balance	901	827	776
o/w non-current provisions	885	812	765
o/w current provisions	16	15	11

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).
(2)	Included in 2018 extinctions of obligations for (66) million euros.

Accounting policies

The Group is required to dismantle technical equipment and restore technical sites.

When the obligation arises, a dismantlement asset is recognized in compensation for the dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, terminals and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate of the commitment settlement. This estimate is revised annually and adjusted where appropriate against the asset to which it relates. The provision is present-discounted at a rate set by geographical area and equal to the average rate of risk-free investments in 15-year State bonds.

In case of extinguishment of the obligation, the provision is reversed in compensation for the net carrying value of the dismantling asset and of the net carrying value of the underlying assets if the dismantling asset is less than the reversal of the provision.